Business combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Nov. 30, 2021	Jul. 31, 2021
Pinzhi
Business Acquisition [Line Items]
Percentage of equity interest acquired		55.00%
Aggregate purchase price		¥ 83,940
Remaining equity interest that entity has option to purchase after founder's service period		45.00%
Founder's service period		5 years
Percentage of equity interest effectively acquired		100.00%
Yincheng Limited
Business Acquisition [Line Items]
Percentage of equity interest acquired	55.00%
Aggregate purchase price	¥ 35,575
Remaining equity interest that entity has option to purchase after founder's service period	45.00%
Founder's service period	6 years
Percentage of equity interest effectively acquired	100.00%